Capital adequacy - Credit risk by PD grade (Details) - SEK SEK in Millions	12 Months Ended
	Dec. 31, 2017	Mar. 19, 2017	Dec. 31, 2016
Disclosure of credit risk exposure [line items]
EAD	SEK 305,659		SEK 309,374
Capital requirement multiple factor	14.00%
Institution Specific Common Equity Tier One Capital Ratio Countercyclical Buffer	1.40%		1.00%
Sweden
Disclosure of credit risk exposure [line items]
Institution Specific Common Equity Tier One Capital Ratio Countercyclical Buffer		2.00%
Capital requirement exposure	67.00%		69.00%
Exporter
Disclosure of credit risk exposure [line items]
Institution Specific Common Equity Tier One Capital Ratio Countercyclical Buffer	0.05%		0.01%
Operational risk | Standardized approach
Disclosure of credit risk exposure [line items]
Fiscal years for each business area to calculate income indicators	3 years
Minimum
Disclosure of credit risk exposure [line items]
Basel I Based capital requirement as percentage	80.00%
Minimum | Operational risk | Standardized approach
Disclosure of credit risk exposure [line items]
Capital requirement multiple factor	15.00%
Maximum | Operational risk | Standardized approach
Disclosure of credit risk exposure [line items]
Capital requirement multiple factor	18.00%
AAA to AA- | Minimum
Disclosure of credit risk exposure [line items]
Average PD in %	(0.01%)		0.01%
AAA to AA- | Maximum
Disclosure of credit risk exposure [line items]
Average PD in %	0.04%		0.04%
AAA to AA- | Central governments
Disclosure of credit risk exposure [line items]
EAD	SEK 153,496
Average PD in %	0.004%
Average LGD in %	45.00%
Average risk weight in %	4.70%
AAA to AA- | Central governments | Minimum
Disclosure of credit risk exposure [line items]
Average PD in %	0.003%
AAA to AA- | Central governments | Maximum
Disclosure of credit risk exposure [line items]
Average PD in %	0.02%
AAA to AA- | Financial institutions
Disclosure of credit risk exposure [line items]
EAD	SEK 9,368		SEK 9,198
Average PD in %	0.04%		0.04%
Average LGD in %	41.60%		36.70%
Average risk weight in %	22.30%		19.60%
AAA to AA- | Corporates
Disclosure of credit risk exposure [line items]
EAD	SEK 7,871		SEK 5,516
Average PD in %	0.03%		0.03%
Average LGD in %	45.00%		45.00%
Average risk weight in %	18.50%		18.60%
A+ to A- | Minimum
Disclosure of credit risk exposure [line items]
Average PD in %	0.06%		0.05%
A+ to A- | Maximum
Disclosure of credit risk exposure [line items]
Average PD in %	0.12%		0.12%
A+ to A- | Central governments
Disclosure of credit risk exposure [line items]
EAD	SEK 7,107
Average PD in %	0.04%
Average LGD in %	45.00%
Average risk weight in %	19.00%
A+ to A- | Central governments | Minimum
Disclosure of credit risk exposure [line items]
Average PD in %	0.03%
A+ to A- | Central governments | Maximum
Disclosure of credit risk exposure [line items]
Average PD in %	0.07%
A+ to A- | Financial institutions
Disclosure of credit risk exposure [line items]
EAD	SEK 25,926		SEK 32,664
Average PD in %	0.08%		0.08%
Average LGD in %	44.30%		43.30%
Average risk weight in %	31.30%		29.60%
A+ to A- | Corporates
Disclosure of credit risk exposure [line items]
EAD	SEK 18,515		SEK 20,690
Average PD in %	0.10%		0.10%
Average LGD in %	45.00%		45.00%
Average risk weight in %	33.60%		32.10%
BBB+ to BBB- | Minimum
Disclosure of credit risk exposure [line items]
Average PD in %	0.17%		0.17%
BBB+ to BBB- | Maximum
Disclosure of credit risk exposure [line items]
Average PD in %	0.34%		0.34%
BBB+ to BBB- | Central governments | Minimum
Disclosure of credit risk exposure [line items]
Average PD in %	0.12%
BBB+ to BBB- | Central governments | Maximum
Disclosure of credit risk exposure [line items]
Average PD in %	0.32%
BBB+ to BBB- | Financial institutions
Disclosure of credit risk exposure [line items]
EAD	SEK 1,722		SEK 1,814
Average PD in %	0.23%		0.20%
Average LGD in %	45.00%		45.00%
Average risk weight in %	65.10%		61.80%
BBB+ to BBB- | Corporates
Disclosure of credit risk exposure [line items]
EAD	SEK 59,574		SEK 46,118
Average PD in %	0.25%		0.24%
Average LGD in %	45.00%		45.00%
Average risk weight in %	51.30%		50.30%
BB+ to B- | Minimum
Disclosure of credit risk exposure [line items]
Average PD in %	0.54%		0.58%
BB+ to B- | Maximum
Disclosure of credit risk exposure [line items]
Average PD in %	8.40%		8.68%
BB+ to B- | Central governments
Disclosure of credit risk exposure [line items]
EAD	SEK 826
Average PD in %	0.90%
Average LGD in %	45.00%
Average risk weight in %	93.60%
BB+ to B- | Central governments | Minimum
Disclosure of credit risk exposure [line items]
Average PD in %	0.53%
BB+ to B- | Central governments | Maximum
Disclosure of credit risk exposure [line items]
Average PD in %	6.47%
BB+ to B- | Financial institutions
Disclosure of credit risk exposure [line items]
EAD	SEK 1,149		SEK 1,271
Average PD in %	0.84%		0.84%
Average LGD in %	45.00%		45.00%
Average risk weight in %	117.80%		117.80%
BB+ to B- | Corporates
Disclosure of credit risk exposure [line items]
EAD	SEK 16,153		SEK 20,285
Average PD in %	0.81%		0.87%
Average LGD in %	45.00%		45.00%
Average risk weight in %	85.60%		89.90%
CCC to D | Minimum
Disclosure of credit risk exposure [line items]
Average PD in %	28.60%		28.52%
CCC to D | Maximum
Disclosure of credit risk exposure [line items]
Average PD in %	100.00%		100.00%
CCC to D | Central governments | Minimum
Disclosure of credit risk exposure [line items]
Average PD in %	25.29%
CCC to D | Central governments | Maximum
Disclosure of credit risk exposure [line items]
Average PD in %	100.00%
CCC to D | Corporates
Disclosure of credit risk exposure [line items]
EAD	SEK 40		SEK 57
Average PD in %	65.59%		81.32%
Average LGD in %	45.00%		45.00%
Average risk weight in %	127.10%		69.00%